PRINCIPAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

<1> Basis of presentation

The unaudited condensed consolidated financial statements are unaudited. In the opinion of management, all adjustments consisting of normal recurring accruals and disclosures necessary for a fair presentation of these interim condensed consolidated financial statements have been included. The results reported in the unaudited condensed consolidated financial statements for any interim periods are not necessarily indicative of the results that may be reported for the entire year.

The unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. These unaudited condensed consolidated financial statements and accompanying notes should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s annual report on Form 20-F for the year ended December 31, 2020 filed with the SEC on March 29, 2021.

The condensed consolidated balance sheet as of December 31, 2020 included herein has been derived from the audited consolidated financial statements as of December 31, 2020 but does not include all disclosures required by the U.S. GAAP.

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Consolidation

<2> Consolidation

The consolidated financial statements include the financial statements of The9 Limited, its subsidiaries and VIEs in which it has a controlling financial interest. A subsidiary is consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. If the Group demonstrates its ability to control a VIE through its rights to all the residual benefits of the VIE and its obligation to fund losses of the VIE, then the VIE is consolidated. All intercompany balances and transactions between The9 Limited, its subsidiaries and VIEs have been eliminated in consolidation.

In April 2010, the Group acquired a controlling interest in Red 5. In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited (“L&A”) and certain other shareholders of Red 5. After the transaction, the Group owned 34.71% shareholding in Red 5. As the Group controls a majority of Board of Director seats and has continuously funded to the operation of Red 5, the Group still retained effective control over Red 5 and Red 5 remained as a consolidated entity of the Group as of June 29, 2021. On June 29, 2021, two directors appointed by the Group resigned from Red 5 and the Group confirm will not assign new directors to Red 5 in the future. The Group lose control of Red 5 and no longer consolidate of Red 5 as of June 30, 2021.

PRC laws and regulations currently prohibit or restrict foreign ownership of internet-related business. In September 2009, the General Administration of Press and Publication Radio, Film and Television (“GAPPRFT”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform to Further Strengthen the Administration of Pre-approval on Online Games and Approval on Import Online Games (the “GAPP Circular”). Pursuant to Administrative Measures on Network Publication (the “Network Publication Measures”) jointly issued by GAPPRFT and the Ministry of Information Industry (which has subsequently been reorganized as the Ministry of Industry and Information Technology) (“MIIT”) on February 4, 2016, effective from March 2016, wholly foreign-owned enterprises, Sino-foreign equity joint ventures and Sino-foreign cooperative enterprises shall not engage in the provision of web publishing services, including online game services. Prior examination and approval by GAPPRFT are required on project cooperation involving internet publishing services between an internet publishing services and a wholly foreign-owned enterprise, Sino-foreign equity joint venture, or Sino-foreign cooperative enterprise within China or an overseas organization or individual. It is unclear whether PRC authorities will deem our VIE structure as a kind of such “manners of cooperation” by foreign investors to gain control over or participate in domestic online game operators, and it is not clear whether GAPPRFT and MIIT have regulatory authority over the ownership structures of online game companies based in China and online game operations in China. Therefore, the Group believes that its ability to direct those activities of its VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

Use of estimates

<3> Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than-temporary impairment, allowance for doubtful accounts, revenue recognition, assessment of impairment of other long-lived assets, assessment of impairment of advances to suppliers and other advances, incremental borrowing rates for lease assessment, fair value of redeemable noncontrolling interest, fair value of the warrants, share-based compensation expenses, consolidation of VIEs, valuation allowances for deferred tax assets, and contingencies. Such accounting policies are affected significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

Foreign currency translation

<4> Foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The Group’s functional currency, with the exception of its subsidiaries, The9 Interactive, is the RMB. The functional currency ofThe9 Interactive is the United States dollar ("US$" or "U.S. dollar"), U.S. dollar, and Singapore dollar, respectively. Assets and liabilities of The9 Interactive are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in foreign exchange (loss) gain in the consolidated statements of operations and comprehensive loss.

Cash and cash equivalents

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly liquid investments with a maturity date when acquired of three months or less. As of December 31, 2020 and June 30, 2021, cash and cash equivalents were comprised primarily of bank deposits where cash is deposited with reputable financial institutions.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market.

Allowance for doubtful accounts

<6> Allowance for doubtful accounts

Starting from January 1, 2020, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost and is codified in Accounting Standards Codification (“ASC”) Topic 326, Credit Losses (“ASC 326”). ASU 2016-13 replaces the existing incurred loss impairment model and introduces an expected loss approach with macroeconomic forecasts referred to as a current expected credit losses (“CECL”) methodology, which will result in more timely recognition of credit losses. There was no significant impact on the consolidated financial statements and related disclosures as a result. Under the incurred loss methodology, credit losses are only recognized when the losses are probable of having been incurred. The CECL methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses.

Accounts receivable mainly consist of receivables from third-party game platforms, and other receivables, which are included in prepayments and other current assets, both of which are recorded net of allowance for doubtful accounts. Allowances for doubtful accounts are charged to general and administrative expenses.

Investments in equity method investee and loan to equity method investee

<7> Investments in equity method investee and loan to equity method investee

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided financial support to certain equity investees in the form of loans. If the Group’s share of the undistributed losses exceeds the carrying amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Group assesses its equity investments and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash burn rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

Property, equipment and software, net

<8> Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

In September 2019, the Group entered into a sale purchase agreement with Kapler Pte. Ltd. to sell three subsidiaries which hold the land use rights and office buildings located at Zhangjiang, Shanghai. The transaction for the disposal of three subsidiaries was completed in February 2020 and the Group owned no office buildings as of June 30, 2021.

Management has assessed the basis of depreciation of the Group’s Crypto-currency Machines used to verify digital currency transactions and generate digital currencies and believes they should be depreciated over a 3 year period. The rate at which the Group generates digital assets and, therefore, consumes the economic benefits of its transaction verification servers are influenced by a number of factors including the following:

●	the complexity of the transaction verification process which is driven by the algorithms contained within the bitcoin open source software;
●	the general availability of appropriate computer processing capacity on a global basis (commonly referred to in the industry as hashing capacity which is measured in Petahash units); and
●	technological obsolescence reflecting rapid development in the transaction verification server industry such that more recently developed hardware is more economically efficient to run in terms of digital assets generated as a function of operating costs, primarily power costs i.e. the speed of hardware evolution in the industry is such that later hardware models generally have faster processing capacity combined with lower operating costs and a lower cost of purchase.

The Group operates in an emerging industry for which limited data is available to make estimates of the useful economic lives of specialized equipment. Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. This assessment takes into consideration the availability of historical data and management’s expectations regarding the direction of the industry including potential changes in technology. Management will review this estimate annually and will revise such estimates as and when data comes available.

To the extent that any of the assumptions underlying management’s estimate of useful life of its transaction verification servers are subject to revision in a future reporting period either as a result of changes in circumstances or through the availability of greater quantities of data then the estimated useful life could change and have a prospective impact on depreciation expense and the carrying amounts of these assets.

Land use rights, net

<9> Land use rights, net

Land use rights represents operating lease prepayments to the PRC’s Land Bureau for usage of the parcel of land located at Zhangjiang, Shanghai. Amortization is calculated using the straight-line method over the estimated land use rights period of 44 years.

In September 2019, the Group entered into a sale purchase agreement with Kapler Pte. Ltd. to sell three subsidiaries which hold the land use rights and office buildings located at Zhangjiang, Shanghai. The transaction for the disposal of three subsidiaries was completed in February 2020 and the Group owned no land use rights as of June 30, 2021.

Impairment of long-lived assets

<10> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to that excess.

Revenue recognition

<11> Revenue recognition

The Group recognizes revenues when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services. Depending on the terms of the contract and the laws that apply to the contract, control of the goods or services may be transferred over time or at a point in time. The Group does not believe that significant management judgments are involved in revenue recognition. Under ASC 606, Revenue from contracts with customers, the core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer;
●	Step 2: Identify the performance obligations in the contract;
●	Step 3: Determine the transaction price;
●	Step 4: Allocate the transaction price to the performance obligations in the contract; and
●	Step 5: Recognize revenue when the Company satisfies a performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Majority of the Group’s cryptocurrency mining revenues was Bitcoin. The Group generates our Bitcoin mining revenues through provision of computing power, or hash rate, in crypto asset transaction verification services to Bitcoin mining pools. In exchange for that, the Group are entitled to receive a fractional share of the Bitcoin award from the Bitcoin mining pools. The transaction consideration the Group receives is noncash consideration, which the Group measure at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pools successfully place a block and we receive confirmation of the consideration, at which time revenue is recognized.

Other than Bitcoins, the Group is also engaged in the mining of Chia and Filecoins. The Group generates Chia and Filecoins mining revenues through provision of computing storage space to the main networks. In exchange for that, The Group is entitled to receive a fractional share of the Chia and Filecoins awards from the main networks.

For Chia mining, the revenue recognition is the same as Bitcoins under ASC 606. The9 recognizes Chia mining revenue at fair value on the date the Group receives Chia awards.

For Filecoin mining, unlike other cryptocurrency mining, Filecoin mining main network requires miners not only to contribute mining machines with computing storage space, but miners also need to pledge certain amount of Filecoins to the main network to start the Filecoin mining. Then Filecoin main network will continuously reward the miners by Filecoin awards. Upon the end of the mining process, which is typically a 540 days process, the Filecoin main network will release the pledged Filecoins to the miners. The Group cooperates with a third party company where we contribute mining machines and the third party contributes Filecoins for pledging to the Filcoin main network. Under this mining cooperation, the Filecoins mined are distributed to the third party ahead of us according to the agreed distribution schedule. Therefore in the early stage of the 540 days mining process, the Group does not own any Filecoin. Since it is not probable that a significant reversal of cumulative revenue will not occur, the Group does not recognized any Filecoin mining revenue before the Group starts to own the Filecoins being mined. Only when the Group starts to own the Filecoins being mined (after the distribution made to the third party under the agreed distribution schedule), the Group will start to recognize Filecoin mining revenue at fair value on the date the Group receives and own the Filecoin awards.

Convertible notes and warrants

<12> Convertible notes and warrants

Derivative Liabilities and Beneficial Conversion Feature ("BCF")

The Group evaluates its convertible debt, options, warrants or other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with Accounting Standards Codification Topic 815, Accounting for Derivative Instruments and Hedging Activities (“ASC 815”) as well as related interpretations of this standard and Accounting Standards Update 2020-06, which was adopted by the Group effective January 1, 2021. The Group recognizes derivative instruments as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. The result of this accounting treatment is that the fair value of the derivative instrument is marked-to-market each balance sheet date and with the change in fair value recognized in the statement of operations as other income or expense.

Upon conversion, exercise or cancellation of a derivative instrument, the instrument is marked to fair value at the date of conversion, exercise or cancellation than that the related fair value is removed from the books. Gains or losses on debt extinguishment are recognized in the statement of operations upon conversion, exercise or cancellation of a derivative instrument after any shares issued in such a transaction are recorded at market value. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Instruments that become a derivative after inception are recognized as a derivative on the date they become a derivative with the offsetting entry recorded in earnings.

The Group determines the fair value of derivative instruments and hybrid instruments, considering all of the rights and obligations of each instrument, based on available market data using the Black-Scholes model, adjusted for the effect of dilution, because it embodies all of the requisite assumptions (including trading volatility, estimated terms, dilution and risk-free rates) necessary to fair value these instruments. For instruments in default with no remaining time to maturity the Group uses a one-year term for their years to maturity estimate unless a sooner conversion date can be estimated or is known. Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques (such as Black-Scholes model) are highly volatile and sensitive to changes in the trading market price of our common stock.

ASU 2020-06 changed the accounting for convertible instruments. It requires convertible debt instruments to be accounted for under one of the following three models: embedded derivative, substantial premium, or no proceeds allocated (traditional debt) models. It eliminated the cash conversion and beneficial conversion feature models.

Warrants

The Group account for the warrants issued in connection with equity-linked instrument under authoritative guidance on accounting from ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Group classify warrants in its consolidated balance sheet as a liability or equity based on the nature and characteristics of each warrant issued. For those warrants classified as equity, there is no remeasurement to the warrants after initial recognition. For those warrants classified as liability, the proceeds are allocated first to the liability classified warrants at the full fair value then the remaining proceeds allocated to the equity instruments offered. The warrants are initial recognized on its fair value as of issuance date then remeasured at each reporting period and adjusted to fair value. The changes in the fair value of the warrant liability are recorded in the income of the period.

Share-based compensation

<13> Share-based compensation

The Group has granted share-based compensation awards to certain employees under several equity plans. The Group measures the cost of employee services received in exchange for an equity award, based on the fair value of the award at the date of grant. Share-based compensation expense is recognized net of estimated forfeitures, determined based on historical experience. The Group recognizes share-based compensation expense over the requisite service period. For performance and market-based awards which also require a service period, the Group uses graded vesting over the longer of the derived service period or when the performance condition is considered probable. The Company determines the grant date fair value of stock options using a Black-Scholes Model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. The fair value of the stock options containing a market condition is estimated using a Monte Carlo simulation model. For options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies. On January 1, 2019, the Group adopted ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting to amend the accounting for share-based payment awards issued to nonemployees. Under ASU 2018-07, the accounting for awards to non-employees is similar to the model for employee awards.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period or in the case of market-based awards, over the greater of the vesting period or derived service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

For stock option modifications, the Group compares the fair value of the original award immediately before and after the modification. For modifications, or probable-to-probable vesting conditions, the incremental fair value of fully vested awards is recognized as expense on the date of the modification, with the incremental fair value of unvested awards recognized ratably over the new service period.

Leases

<14> Leases

The Group applied ASC 842, Leases, on January 1, 2019 on a modified retrospective basis and has elected not to recast comparative periods. Right-of-use ("ROU") assets represent the Group's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group's leases do not provide an implicit rate, the Company uses the PBOC's incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Group's lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease expense is immaterial to its consolidated statements of operations, comprehensive loss, and cash flows. The Group has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

Income taxes

<15> Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense. Since February 2021, we started its cryptocurrency mining business in China. Since this is a new industry in China, there is no explicit tax law in China regarding whether such mining revenue is taxable in China, since such revenue is non-cash before the cryptocurrencies are sold for fiat. As of June 30, 2021, we have not sold any cryptocurrency mined for fiat. As such, we believe that it is more-like-than-not such mining revenue is not taxable before sold for fiat upon audit by the relevant tax authority. Should there be any update in China tax laws on mining revenue, we will accrue and pay any relevant taxes according to tax laws.

Redeemable noncontrolling interests

<16> Redeemable noncontrolling interests

Redeemable noncontrolling interests are equity interests of our consolidated subsidiary not attributable to the Group that has redemption features that are not solely within the Group’s control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable noncontrolling interests adjusted for cumulative earnings (loss) allocations.

Noncontrolling interest

<17> Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and modifies the presentation of net income by requiring earnings and other comprehensive income loss to be attributed to controlling and noncontrolling interest.

(Loss) income per share

<18> (Loss) income per share

Basic (loss) income per share is computed by dividing net (loss) income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net (loss) income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method and are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Certain risks and concentration

<19> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2020 and June 30, 2021, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

Fair value measurements

<20> Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.
Level 2inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. Management develops these inputs based on the best information available, including their own data.

Financial instruments

<21> Financial instruments

Financial instruments primarily consist of cash and cash equivalents, investments, accounts receivable, accounts payable, short-term borrowings, warrants and convertible notes. The carrying value of the Group’s cash and cash equivalents, investments, accounts receivable, accounts payable and short-term borrowings approximate their market values due to the short-term nature of these instruments. Warrants are recorded in the consolidated balance sheets based on fair value.

The Company adopted ASU 2016-13 Financial Instruments—Credit Losses (“ASU 2016-13”) beginning January 1, 2020 by applying the modified retrospective method with the cumulative effect of initially applying the guidance recognized at the date of initial application. The Group’s adoption of ASU 2016-13 did not have a material impact on the consolidated financial statements.

Recent accounting pronouncements

<22> Recent accounting pronouncements

The Group considers the applicability and impact of all ASUs. The ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Group’s consolidated financial position and/or results of operations.

In August 2020, FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other and Derivatives and Hedging—Contracts in Entity’s Own Equity: Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. As a result, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. Also, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. The new guidance is effective for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company adopted ASU 2020-06 early effective on January 1, 2021.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.